PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT

NOTE 10 -PROPERTY AND EQUIPMENT

	Communication network	Computers and information systems	Optic fibers and related assets	Subscribers equipment and installations	Property, leasehold improvements, furniture and equipment	Total
	New Israeli Shekels in millions
Cost
Balance at January 1, 2019	1,619	148	715	280	123	2,885
Share in PHI P&E included as of Jan 1, 2019	171	2				173
Additions in 2019	91	3	146	172	6	418
Disposals in 2019	193	12	1	8	7	221
Balance at December 31, 2019	1,688	141	860	444	122	3,255

Additions in 2020	83	7	168	138	5	401
Disposals in 2020	418	72	9	30	27	556
Balance at December 31, 2020	1,353	76	1,019	552	100	3,100

Additions in 2021	79	26	259	151	11	526
Disposals in 2021	285	17		38	19	359
Balance at December 31, 2021	1,147	85	1,278	665	92	3,267

Accumulated depreciation
Balance at January 1, 2019	1,116	104	281	94	79	1,674
Share in PHI P&E included as of Jan 1, 2019	33	1				34
Depreciation in 2019	170	13	45	99	9	336
Disposals in 2019	192	11	1	8	7	219
Balance at December 31, 2019	1,127	107	325	185	81	1,825

Depreciation in 2020	147	11	55	117	8	338
Disposals in 2020	421	71	10	28	28	558
Balance at December 31, 2020	853	47	370	274	61	1,605

Depreciation in 2021	129	12	75	151	9	376
Disposals in 2021	285	17		37	19	358
Balance at December 31, 2021	697	42	445	388	51	1,623

Carrying amounts, net

At December 31, 2019	561	34	535	259	41	1,430
At December 31, 2020	500	29	649	278	39	1,495
At December 31, 2021	450	43	833	277	41	1,644

For depreciation and amortization presentation in the statement of income see note 22.

	New Israeli Shekels in millions
	Year ended December 31,
	2019	2020	2021
Cost additions include capitalization of salary and employee related expenses	39	41	50